26. Non-controlling interests (Details 3) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Noncontrolling Interests Details 3Abstract
Balance at beginning of year		R$ 558,581	R$ 529,990	R$ 436,894
Additions / disposals (net) due to change in the scope of consolidation	[1]	(271,078)	51,073	6,849
Dividends paid / Interest on Capital		0	(92,734)	(60,936)
Capital increase	[2]	0	100,000	48,000
Profit attributable to non-controlling interests		32,224	224,518	217,441
Update PUT Ole Consignado S.A.		0	(240,000)	(106,440)
Others		(6,842)	(14,266)	(7,677)
Balance at end of year		R$ 312,885	R$ 558,581	R$ 529,990

[1]	In 2019, it refers mainly to Banco Hyundai Capital, which was consolidated using the equity method. In 2020, it refers the incorporation of Banco Ole Consignado S.A by the Company.
[2]	In 2019 and 2018, it refers to the capital increase of Ole Consignado.